Investments in and Advances to Equity Accounted Investments (Tables)	9 Months Ended
Sep. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at September 30, 2017	As at December 31, 2016
	$	$
High-Q Joint Venture	23,811	22,025
Tanker Investments Ltd.	18,202	47,710
Gemini Tankers L.L.C.	914	916
Total	42,927	70,651